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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended December 31, 2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Trinity Capital of Jacksonville, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1819 Goodwin Street      Jacksonville,        Florida          32204
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Christopher M Todd                 CFO                              904-355-7700
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                 Christopher M. Todd
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                           Jacksonville, Florida
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:   12,600,495

Form 13F Information Table Value Total: $292,446,562
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                   12/31/2001

                                                                                       INVESTMENT DISCRETION      VOTING AUTHORITY
NAME OF ISSUE                            TITLE OF                         SHARES OR      (A)    (B)     (C)     (A)     (B)     (C)
LONG ACCOUNT                               CLASS    CUSIP    FAIR MARKET  PRINCIPAL      SOLE  SHARED  OTHER    SOLE   SHARED  OTHER
3COM CORP                                         885535104   3,190,000     500,000    500,000                 500,000
4 KIDS ENTERTAINMENT INC CMN                      350865101     729,092      36,400     36,400                  36,400
ACTION PERFORMANCE COS INC                        004933107   3,979,300     130,000    130,000                 130,000
ADMINISTAFF INC                                   007094105   3,015,100     110,000    110,000                 110,000
AIRTRAN HOLDINGS INC CMN                          00949P108     429,000      65,000     65,000                  65,000
AMAZON.COM INC CMN                                023135106     541,000      50,000     50,000                  50,000
APPLIED MOLECULAR EVOLUTIINC                      03823E108   7,355,225     597,500    597,500                 597,500
AT&T CORP                                         001957109   9,070,000     500,000    500,000                 500,000
AT&T WIRELESS GROUP CMN                           001957406   1,437,000     100,000    100,000                 100,000
BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS A  CL-A   084670108  22,680,000         300        300                     300
CENTURYTEL INC                                    156700106   7,872,000     240,000    240,000                 240,000
CRYPTOLOGIC INC CMN                               228906103     355,000      20,000     20,000                  20,000
DENDRITE INTERNATIONAL COMMON STOCK               248239105   1,292,163      92,100     92,100                  92,100
DIRECT FOCUS INC                                  254931108  32,136,000   1,030,000  1,030,000               1,030,000
E.PIPHANY INC                                     26881V100   2,613,000     300,000    300,000                 300,000
ENDOCARE INC CMN                                  29264P104   4,482,500     250,000    250,000                 250,000
FIRSTCITY LIQUIDATING TRUST CL-B           CL-B   33762E108     216,000      16,000     16,000                  16,000
FLEMING COMPANIES INC                             339130106   9,250,000     500,000    500,000                 500,000
GENERAL MOTORS CORPORATION CMN CLASS H     CL-H   370442832  15,450,000   1,000,000  1,000,000               1,000,000
GIVEN IMAGING LTD SHS ORD                         M52020100   1,321,640      74,000     74,000                  74,000
GLOBAL CROSSING LTD                               G3921A100   1,260,000   1,500,000  1,500,000               1,500,000
GRUPO TELEVISA, S.A. GDS REP 20 CPO'S REP         400495206  14,681,200     340,000    340,000                 340,000
IMPATH INC                                        45255G101  14,243,200     320,000    320,000                 320,000
INTERMUNE INC CMN                                 45884X103   9,852,000     200,000    200,000                 200,000
IOMEGA INC                                        462030107   2,505,000     300,000    300,000                 300,000
IPC HOLDINGS LTD CMN                              G4933P101   1,924,000      65,000     65,000                  65,000
KINDER MORGAN INC KANS CMN                        49455P101   7,239,700     130,000    130,000                 130,000
KRISPY KREME DOUGHNUTS INC CMN                    501014104   1,768,000      40,000     40,000                  40,000
LEVEL 3 COMMUNICATIONS IN                         52729N100   1,600,000     320,000    320,000                 320,000
LIBERTY MEDIA CORP NEW CMN SERIES A        CL-A   530718105   3,500,000     250,000    250,000                 250,000
METRIS COMPANIES INC                              591598107   5,656,200     220,000    220,000                 220,000
MIM CORP                                          553044108   9,572,840     537,800    537,800                 537,800
PALOMAR MEDICAL TECHNOLOGIES (NEW)                697529303       5,099       4,285      4,285                   4,285
POLYMEDICA CORP                                   731738100     830,000      50,000     50,000                  50,000
PRINCIPAL FINANCIAL GROUP INC. CMN                74251V102   4,800,000     200,000    200,000                 200,000
PULITZER INC CMN                                  745769109  44,895,300     880,300    880,300                 880,300
SALTON INC                                        795757103     188,800      10,000     10,000                  10,000
SCRIPPS CO E.W. CL-A (NEW) CMN CLASS A     CL-A   811054204  21,120,000     320,000    320,000                 320,000
SECURITY ASSOCIATES INTL INC                      813764305      85,500      50,000     50,000                  50,000
SHUFFLE MASTER                                    825549108     368,245      23,500     23,500                  23,500
TELLABS INC.                                      879664100   2,992,000     200,000    200,000                 200,000
THE MONY GROUP INC.                               615337102   3,457,000     100,000    100,000                 100,000
US ONCOLOGY INC                                   90338W103     967,457     128,310    128,310                 128,310
UST INC                                           902911106   7,000,000     200,000    200,000                 200,000
VIGNETTE CORPORATION                              926734104   2,685,000     500,000    500,000                 500,000
XM SATELLITE RADIO HLDGS INC CLASS A COMMO CL-A   983759101   1,836,000     100,000    100,000                 100,000
